Financial instruments - Aging analysis of trade accounts receivable (Details) - USD ($) $ in Millions	Dec. 31, 2023	Dec. 31, 2022
Disclosure of detailed information about financial instruments [line items]
Current trade receivables	$ 250	$ 286
Insurance receivable	0	3
Sales taxes receivable	26	22
Other	35	39
Total trade and other current receivables	311	350
Electricity swaps	10
Cash outflows	1,158
Later than five years and not later than ten years [member]
Disclosure of detailed information about financial instruments [line items]
Electricity swaps	14
Cash outflows	1,190
Not later than one year [member]
Disclosure of detailed information about financial instruments [line items]
Electricity swaps	3
Cash outflows	951
Later than one year and not later than two years [member]
Disclosure of detailed information about financial instruments [line items]
Electricity swaps	0
Cash outflows	215
Later than two years and not later than three years [member]
Disclosure of detailed information about financial instruments [line items]
Electricity swaps	0
Cash outflows	5
Later than three years and not later than four years [member]
Disclosure of detailed information about financial instruments [line items]
Electricity swaps	1
Cash outflows	3
Later than five years [member]
Disclosure of detailed information about financial instruments [line items]
Electricity swaps	10
Cash outflows	16
Current
Disclosure of detailed information about financial instruments [line items]
Current trade receivables	215	256
Not Later Than 30 Days
Disclosure of detailed information about financial instruments [line items]
Current trade receivables	28	19
Later Than 30 Days And Not Later Than 60 Days
Disclosure of detailed information about financial instruments [line items]
Current trade receivables	4	9
Later Than 60 Days
Disclosure of detailed information about financial instruments [line items]
Current trade receivables	$ 3	$ 2